Company business	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Company business

companies in businesses in which the Company operates as beverage industry through Coca-Cola FEMSA; retail industry through FEMSA Comercio Proximity, Fuel and Health Divisions; beer industry through the Heineken investment and other businesses.

The following is a description of the Company’s businesses, along with its interest ownership in each reportable segment:

	% Ownership
Business	2018	2017	Activities
Coca-Cola FEMSA, S.A.B. de C.V. and subsidiaries (“Coca-Cola FEMSA”)	47.2% (1) (63.0% of the voting shares)	47.2% (1) (63.0% of the voting shares)	Production, distribution and marketing of certain Coca-Cola trademark beverages in Mexico, Guatemala, Nicaragua, Costa Rica, Panama, Colombia, Venezuela, Brazil, Argentina and Uruguay (see Note 4). As of December 31, 2018, The Coca-Cola Company (“TCCC”) indirectly owns 27.8% of Coca-Cola FEMSA’s capital stock. In addition, shares representing 25% of Coca-Cola FEMSA’s capital stock are traded on the Bolsa Mexicana de Valores (Mexican Stock Exchange “BMV”) and on the New York Stock Exchange, Inc. (“NYSE”) in the form of American Depositary Shares (“ADS”).

FEMSA Comercio — Proximity Division (3)	100%	100%	Small-box retail chain format operations in Mexico, Colombia, Peru, United States and Chile, mainly under the trade name “OXXO”.

FEMSA Comercio — Fuel Division	100%	100%	Retail service stations for fuels, motor oils, lubricants and car care products under the trade name “OXXO GAS” with operations in Mexico.

FEMSA Comercio — Health Division	Various (2)	Various (2)	Drugstores operations in Chile and Colombia, mainly under the trademark “Cruz Verde” and Mexico under various brands such as YZA, La Moderna and Farmacon.

Heineken investment	14.8%	14.8%	Heineken N.V. and Heineken Holding N.V. shares, which represents an aggregate of 14.8% economic interest in both entities (Heineken Group).

Other businesses	100%	100%	Companies engaged in the production and distribution of coolers, commercial refrigeration equipment, plastic cases, food processing, preservation and weighing equipment; logistic transportation and maintenance services to FEMSA’s subsidiaries and to third parties.

(1)	The Company controls Coca-Cola FEMSA’s relevant activities.
(2)

The former shareholders of Farmacias YZA hold a 18.6% stake in Cadena Comercial de Farmacias, S.A.P.I. de C.V., a subsidiary of FEMSA that holds all pharmacy business in Mexico (which we refer to as “CCF”). In addition, FEMSA Comercio – Health Division through one of its subsidiaries, Cadena Comercial de Farmacias Sudamérica, S.P.A., holds a 60% stake in Grupo Socofar, see Note 4.1.2.

(3)

In 2018, the Company made a change in its reporting segment previously named FEMSA Comercio – Retail Division in which the activities not directly related with FEMSA Comercio – Retail Division where eliminated from the Proximity stores, including restaurant and discount retail units, before including in this operating segment. The reclassified operations from this segments is now included in “Others”.